Segment Information - Schedule of Segment Information (Details) - COLOMBIER ACQUISITION CORP. II [Member] - USD ($)	3 Months Ended			12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2024
Segment Reporting Information [Line Items]
Trust Account	$ 179,494,845	$ 173,085,155	$ 170,856,457	$ 177,634,717
Cash	442,670	783,064		905,040
General and administrative expenses	1,909,086	568,619	441,961	3,019,794
Interest earned on the Trust Account	$ 1,860,128	$ 2,228,698	$ 856,457	$ 8,778,260